Related party transactions (Tables)	3 Months Ended
Mar. 31, 2017
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due from affiliates	$4,247	$4,237

Amounts due to owners and affiliates

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due to owners and affiliates	$3,538	$1,374

Revolving credit and seller’s credit due to owners and affiliates:

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Revolving credit facility	$10,222	$8,622
Seller’s credit note	34,383	34,383
Revolving credit and seller’s credit due to owners and affiliates	$44,605	$43,005

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated statements of income for the three months ended March 31, 2017 and 2016 or capitalized in the consolidated balance sheets as of March 31, 2017 and December 31, 2016 are as follows:

	Three months ended
Statement of income:	March 31,
(in thousands of U.S. dollars)	2017	2016
Revenues
Time charter revenue Höegh Gallant (1)	$11,914	$11,055
Operating expenses
Vessel operating expenses (2)	(5,396)	(3,310)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(1,029)	(617)
Interest income from joint ventures (5)	128	261
Interest expense and commitment fees to Höegh LNG (6)	(1,069)	(1,251)
Total	$4,548	$6,138

	As of
Balance sheet	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Equity
Cash contribution from Höegh LNG (7)	$404	$3,843
Issuance of units for Board of Directors' fees (4)	—	189
Other and contributions from owner (8)	157	426
Total	$561	$4,458

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)
Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)
Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.

7)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
8)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.